                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 1370 Avenue of the Americas (24th Floor)
         New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212) 554-5077

Signature, Place, and Date of Signing:


    /s/ Bernard Selz               New York, NY              7/21/10
----------------------------   --------------------   --------------------
        [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
----------------------    ---------------
28-                       None
   ------------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-
Form 13F Information Table Entry Total:          51
Form 13F Information Table Value Total:     293,873
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number       Name
----   -----------------------    -----------------
       28-                        None
----      -----------------

[Repeat as necessary.]

SELZ CAPITAL, LLC

File Number: 028-10873

COLUMN 1                         COLUMN 2             COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6           COLUMN 8
-------------------------------  -------------------- ---------- ---------- ---------------  ----------- ---------------------------
                                                                   VALUE      SHARES/ PRN     INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS       CUSIP       (X$1000)   AMOUNT/PUT-CALL  DISCRETION    SOLE   SHARED    NONE
-------------------------------  -------------------- ---------- ---------- ---------------- ----------- --------- ------ ----------
ASSURED GUARANTY LTD             COM                  G0585R106      7,697      580,000   SH     SOLE      201,000   --      379,000
MILLICOM INTL CELLULAR S A       SHS NEW              L6388F110      3,340       41,200   SH     SOLE         --     --       41,200
ALLIANCE HOLDINGS GP LP          COM UNITS LP         01861G100      1,125       32,000   SH     SOLE         --     --       32,000
ALLIANCE RES PARTNER LP          UT LTD PART          01877R108     13,491      300,000   SH     SOLE       98,000   --      202,000
ANNALY CAP MGMT INC              NOTE  4.0% 2/15/15   035710AA0      2,050    2,000,000   PRN    SOLE    1,000,000   --    1,000,000
ANNALY CAP MGMT INC              COM                  035710409     15,958      930,500   SH     SOLE      377,700   --      552,800
APOLLO INVT CORP                 COM                  03761U106      5,225      560,000   SH     SOLE      178,000   --      382,000
ATLAS ENERGY INC                 COM                  049298102      7,791      287,800   SH     SOLE       81,000   --      206,800
BEST BUY INC                     COM                  086516101      1,016       30,000   SH     SOLE       10,000   --       20,000
BOARDWALK PIPELINE PARTNERS      UT LTD PARTNER       096627104      6,016      200,000   SH     SOLE       58,000   --      142,000
CAPITALSOURCE INC                SDCV  4.0% 7/15/34   14055XAE2      7,800    8,200,000   PRN    SOLE    2,161,000   --    6,039,000
CARMIKE CINEMAS INC              COM                  143436400        606      100,000   SH     SOLE       34,000   --       66,000
CENTRAL EUROPEAN DIST CORP       NOTE  3.0% 3/15/13   153435AA0      9,505   11,400,000   PRN    SOLE    3,080,000   --    8,320,000
COMPTON PETE CORP                COM                  204940100        400      708,000   SH     SOLE         --     --      708,000
COPANO ENERGY LLC                COM UNITS            217202100      8,244      300,000   SH     SOLE       92,000   --      208,000
CROSSTEX ENERGY LP               COM                  22765U102      1,686      160,000   SH     SOLE       56,000   --      104,000
ENERGY TRANSFER PRTNRS LP        UNIT LTD PARTN       29273R109      4,640      100,000   SH     SOLE       28,000   --       72,000
EQUINIX INC                      COM NEW              29444U502      5,835       71,844   SH     SOLE       19,381   --       52,463
FERRO CORP                       NOTE  6.5% 8/15/13   315405AL4      9,734   10,100,000   PRN    SOLE    3,010,000   --    7,090,000
FLAMEL TECHNOLOGIES SA           SPONSORED ADR        338488109      4,593      659,900   SH     SOLE      189,900   --      470,000
FORD MTR CO CAP TR II            PFD TR CV6.5%        345395206        309        7,000   SH     SOLE         --     --        7,000
GENESIS ENERGY LP                UNIT LTD PARTN       371927104      4,790      250,000   SH     SOLE       46,000           204,000
GOLDCORP INC NEW                 COM                  380956409      1,316       30,000   SH     SOLE         --     --       30,000
ICONIX BRAND GROUP INC           NOTE  1.875% 6/30/12 451055AB3     11,160   12,000,000   PRN    SOLE    3,240,000   --    8,760,000
ICONIX BRAND GROUP INC           COM                  451055107      8,191      570,000   SH     SOLE      235,000   --      335,000
INERGY LP                        UNIT LTD PTNR        456615103     13,034      329,400   SH     SOLE       88,000   --      241,400
KKR FINANCIAL HLDGS LLC          NOTE  7.0% 7/15/12   48248AAB4      1,990    2,000,000   PRN    SOLE      540,000   --    1,460,000
KKR FINANCIAL HLDGS LLC          COM                  48248A306      4,476      600,000   SH     SOLE      239,000   --      361,000
K SEA TRANSN PARTNERS LP         COM                  48268Y101        728      148,000   SH     SOLE       65,000   --       83,000
KIMBER RESOURCES INC             COM                  49435N101        243      300,000   SH     SOLE      100,000   --      200,000
KINDER MORGAN MANAGEMENT LLC     SHS                  49455U100      5,931      104,800   SH     SOLE       33,891   --       70,909
LEVEL 3 COMMUNICATIONS INC       NOTE  5.25% 12/15/11 52729NBF6      6,224    6,500,000   PRN    SOLE    2,380,000   --    4,120,000
MDC PARTNERS INC                 CL A SUB VTG         552697104      1,802      167,000   SH     SOLE         --     --      167,000
MACQUARIE INFRASTR CO LLC        MEMBERSHIP INT       55608B105      8,377      655,000   SH     SOLE      377,000   --      278,000
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP       559080106     11,828      252,999   SH     SOLE       72,737   --      180,262
MARKET VECTORS ETF TR            JR GOLD MINERS E     57060U589      2,726      100,000   SH     SOLE       32,000   --       68,000
NII HLDGS INC                    NOTE  3.125% 6/15/12 62913FAJ1     19,819   21,000,000   PRN    SOLE    6,010,000   --   14,990,000
NEW GOLD INC CDA                 COM                  644535106        435       70,000   SH     SOLE       23,000   --       47,000
NUSTAR GP HOLDINGS LLC           UNIT RESTG LLC       67059L102      8,951      291,000   SH     SOLE       79,000   --      212,000
RESOURCE CAP CORP                COM                  76120W302      6,475    1,140,000   SH     SOLE      362,000   --      778,000
SPDR GOLD TRUST                  GOLD SHS             78463V107      9,744      316,900   CALL   SOLE      119,000   --      197,900
SAVVIS INC                       NOTE  3.0% 5/15/12   805423AA8     10,871   11,565,000   PRN    SOLE    3,180,000   --    8,385,000
SCHWEITZER-MAUDUIT INTL INC      COM                  808541106      3,532       70,000   SH     SOLE       23,000   --       47,000
SIRIUS SATELLITE RADIO INC       NOTE  3.25% 10/15/11 82966UAD5      6,729    7,000,000   PRN    SOLE    2,000,000   --    5,000,000
TRANSOCEAN INC                   NOTE  1.5% 12/15/37  893830AV1      5,547    6,250,000   PRN    SOLE    2,600,000   --    3,650,000
VANDA PHARMACEUTICALS INC        COM                  921659108        661      100,000   SH     SOLE       32,000   --       68,000
VERIFONE HLDGS INC               NOTE  1.375% 6/15/12 92342YAB5      3,224    3,500,000   PRN    SOLE    1,010,000   --    2,490,000
VICOR CORP                       COM                  925815102      2,498      200,000   SH     SOLE       77,000   --      123,000
WILLIAMS PARTNERS LP             COM UNIT LP          96950F104      8,724      200,000   SH     SOLE       72,000   --      128,000
WORLD ACCEP CORPORATION          NOTE  3.0% 10/01/11  981417AB4      4,731    5,000,000   PRN    SOLE    1,420,000   --    3,580,000
YAMANA GOLD INC                  COM                  98462Y100      2,055      200,000   SH     SOLE       74,000   --      126,000
                                                                   293,873